TAXATION - Aggregate amount and per share effect of reduction of CIT (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TAXATION
The aggregate amount of effect	¥ 321,027	¥ 492,489	¥ 797,930
Per share effect - basic	¥ 1.54	¥ 2.36	¥ 3.84
Per share effect - diluted	¥ 1.54	¥ 2.35	¥ 3.53